Income Taxes (Narrative) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended	3 Months Ended	6 Months Ended		0 Months Ended	3 Months Ended		6 Months Ended				12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Sep. 27, 2013 CNS Therapeutics, Inc.	Mar. 28, 2014 Cadence Pharmaceuticals, Inc.	Mar. 28, 2014 Cadence Pharmaceuticals, Inc.	Mar. 19, 2014 Cadence Pharmaceuticals, Inc.	Jun. 28, 2013 Post-Separation	Mar. 28, 2014 Separation Costs	Mar. 29, 2013 Separation Costs	Mar. 28, 2014 Separation Costs	Mar. 29, 2013 Separation Costs	Mar. 19, 2014 Completed Technology Ofirmev Cadence Pharmaceuticals, Inc.	Sep. 27, 2013 Internal Revenue Service (IRS)	Sep. 30, 2011 Internal Revenue Service (IRS) Covidien	Sep. 27, 2013 Foreign Tax Authority	Sep. 27, 2013 U.S. - Federal and State	Sep. 27, 2013 Parent Company Investment	Sep. 28, 2012 Parent Company Investment
Income Taxes [Line Items]
Unrecognized tax benefits that would require cash remittance if not sustained					$ 100,100,000	$ 13,400,000	$ 14,200,000
Advance payment in connection with proposed settlements of certain tax matters																				35,100,000
Advance payment in connection with proposed settlement of certain tax matters, tax payment					0	23,500,000	23,500,000													23,500,000
Advance payment in connection with proposed settlement of certain tax matters, interest payment																				11,600,000
Advance payments to be made in next fiscal year					30,000,000
Unrecognized tax benefits transferred from Covidien					84,200,000	0	0						84,200,000
Unrecognized tax benefits, which if favorably settled would benefit the effective tax rate	101,200,000		101,200,000		96,300,000	144,300,000	144,800,000
Interest expense on unrecognized tax benefits					2,400,000	1,400,000	3,800,000
Interest accrued on unrecognized tax benefits	56,100,000		56,100,000		62,100,000	33,900,000	32,500,000																	26,000,000
Accrued interest on unrecognized tax benefits transferred from Covidien													51,800,000
Penalty accruals transferred from Covidien													4,000,000
Unrecognized tax benefits that would impact effective tax rate, upper bound of change	44,900,000		44,900,000		22,600,000
Income tax penalties and interest accrued that would impact effective tax rate, upper bound of change	26,400,000		26,400,000		15,600,000
Deferred income taxes (current asset)					171,100,000	119,900,000
Current deferred tax assets transferred from Covidien													16,500,000
Deferred intercompany interest					19,200,000	0
Increase in deferred tax asset due to acquisition									5,800,000
Deferred income taxes (non-current liability)	794,800,000		794,800,000		310,100,000	73,700,000
Noncurrent deferred tax liability transferred from Covidien													165,100,000
Increase in deferred tax liability due to acquisition									32,900,000
Deferred tax liability, investment in partnership					173,600,000	0
Deferred tax assets, acquired NOLs												196,200,000									13,600,000
Operating loss carryforwards, not subject to expiration																					11,400,000
Operating loss carryforwards, subject to expiration																					2,200,000	23,200,000
Capital loss carryforwards																			5,400,000
Deferred tax asset, acquired federal and state tax credits					11,400,000							5,800,000
Tax credit carryforwards, not subject to expiration					600,000
Deferred tax assets, acquired valuation allowance					30,000,000	15,300,000						7,300,000
Foreign earnings intended to be repatriated					200,000	400,000	3,800,000
Undistributed earnings					1,000,000,000
Provision for income taxes	(20,300,000)	19,000,000	(3,700,000)	36,100,000	68,600,000	94,800,000	86,200,000
Income (loss) from continuing operations before income taxes	(8,600,000)	53,500,000	54,400,000	90,400,000	126,400,000	236,100,000	243,200,000
Tax benefit on special items										20,700,000	20,700,000			400,000	1,000,000	1,100,000	1,300,000
Separation costs	2,600,000	14,400,000	4,800,000	26,400,000	74,200,000	25,500,000	2,900,000
Deferred tax liability, net increase due to acquisition												296,600,000
Deferred tax liabilities, acquired intangible asset					113,100,000	89,100,000												499,600,000
Unrecognized tax benefits	105,000,000		105,000,000		100,100,000	165,500,000	168,400,000	175,700,000															0	152,100,000
Unrecognized tax benefits, net increase			4,900,000
Unrecognized tax benefits, additions related to prior period tax positions			11,500,000		6,600,000	1,600,000	1,100,000
Unrecognized tax benefits, additions related to current year tax positions			1,400,000		3,500,000	1,300,000	2,200,000
Unrecognized tax benefits, decrease related to settlements			200,000		1,600,000	1,700,000	6,700,000
Unrecognized tax benefits, lapse of statute of limitations			$ 7,800,000		$ 100,000	$ 2,200,000	$ 0